OPERATING SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
OPERATING SEGMENT INFORMATION
NOTE 4 - OPERATING SEGMENT INFORMATION
Constellium has three reportable segments - Packaging & Automotive Rolled Products (P&ARP), Aerospace & Transportation (A&T) and Automotive Structures & Industry (AS&I) - and Holdings & Corporate (H&C).
4.1 Segment Revenue

	Three months ended June 30,						Six months ended June 30,
	2022			2021			2022			2021
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	1,348	(1)	1,347	907	(3)	904	2,516	(4)	2,512	1,673	(5)	1,668
A&T	461	(21)	440	287	(13)	274	846	(33)	813	532	(24)	508
AS&I	501	(13)	488	345	(5)	340	960	(31)	929	695	(12)	683
Total	2,310	(35)	2,275	1,539	(21)	1,518	4,322	(68)	4,254	2,900	(41)	2,859
4.2 Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2022	2021	2022	2021
P&ARP		95	94	177	162
A&T		63	42	116	61
AS&I		46	41	83	79
H&C		(6)	(7)	(11)	(11)
Adjusted EBITDA		198	170	365	291
Metal price lag (A)		16	54	110	85
Share based compensation costs		(5)	(3)	(9)	(7)
Losses on pension plan amendments	18	—	(2)	—	(2)
Depreciation and amortization	12, 13	(70)	(65)	(136)	(128)
Restructuring costs	5	—	(2)	—	(3)
Unrealized (losses) / gains on derivatives		(141)	16	(84)	44
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	5	(2)	(1)	(1)	1
Losses on disposal	5	—	—	(1)	—
(Loss) / income from operations		(4)	167	244	281
Finance costs - net	7	(32)	(37)	(62)	(92)
(Loss) / income before tax		(36)	130	182	189
Income tax benefit / (expense)	8	4	(22)	(35)	(33)
Net (loss) / income		(32)	108	147	156
(A)Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium's Revenue are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the period.
4.3 Segment capital expenditures

	Six months ended June 30,
(in millions of Euros)	2022	2021
P&ARP	(40)	(27)
A&T	(20)	(21)
AS&I	(22)	(24)
H&C	(2)	(2)
Capital expenditures	(84)	(74)
4.4 Segment assets

(in millions of Euros)	At June 30, 2022	At December 31, 2021
P&ARP	2,432	2,108
A&T	1,143	948
AS&I	844	738
H&C	570	451
Segment assets	4,989	4,245
Deferred income tax assets	124	162
Cash and cash equivalents	156	147
Other financial assets	60	70
Total Assets	5,329	4,624